Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flows related to interest, leases, additional paid-in capital and capital expenditures included in property, plant and equipment
	Nine Months Ended September 30,
	2021	2020
Supplemental disclosures:
Cash paid for interest	$3	$—
Cash paid for amounts included in the measurement of operating lease liabilities	$483	$26
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$16,685	$601
Other financing costs incurred but not yet paid	$369	$—
Capitalization of property, plant and equipment incurred but not yet paid	$231	$14

Schedule of reconciliation of cash, cash equivalents and restricted cash
	Nine Months Ended September 30,
	2021	2020
Supplemental disclosures:
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$40,126	$18,334
Restricted cash	1,500	—
Total cash, cash equivalents and restricted cash	$41,626	$18,334